Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Information [Abstract]
Schedule of Revenues by Geographic Area
	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	U.S. Dollars (in thousands)

Asia Pacific	109,345	61,914	59,145	35,130	137,555
United States	8,827	3,258	4,446	986	9,847
Europe	6,630	2,007	3,859	884	8,457

	124,802	67,179	67,450	37,000	155,859